Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses [Line Items]
Prepaid expenses	$ 3,162,940	$ 1,331,280	$ 2,700,000
Licensing fees	331,660
Prepaid marketing costs	300,000
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 2,531,280